Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Major Related Parties and their Relationships

Below summarizes the major related parties and their relationships with the Group, and the nature of their services provided to/by the Group:

Name of related parties	Relationship with the Group	Major transaction with the Group
Nanjing Lefang	Equity method investee	Borrower acquisition and referral services purchased by the Group, consulting service provided to Nanjing Lefang by the Group, and related party loan
Hainan Chenxi Investment Consulting Co., Ltd (“Hainan Chenxi”)	Investee with significant influence	Related party loan and referral services
Zhongzheng Jinniu (Beijing) Investment Consulting Co., Ltd (“Zhongzheng Jinniu”)	Equity method investee	Related party loan
Beijing Lize Jiaxing Technology Co., LTD (“Lize Jiaxing”)	Equity method investee	Related party loan
Zhuhai Yuanxin Investment Partnership (“Zhuhai Yuanxin”)	Equity method investee	Related party loan
Shuimu Online (Beijing) Technology Co., Ltd(Shuimu Online)	Equity method investee	Related party loan and leasing service

Schedule of Related Parties	Revenue from related parties
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Hainan Chenxi	229	4	—
Amounts due from related parties
	December 31,	December 31,
	2024	2025
	RMB	RMB
Zhongzheng Jinniu	58,005	58,005
Hainan Chenxi	92,360	90,695
Nanjing Lefang	43,100	42,290
Zhuhai Yuanxin	5,000	5,000
Lize Jiaxing	150	—
Subtotal	198,615	195,990
Impairment	(198,615)	(195,990)
Total	—	—
Amounts due to related parties
	December 31, 2024	December 31, 2025
	RMB	RMB
Shuimu online	1,402	1,492
Nanjing Lefang	4,620	4,620
Total	6,022	6,112